Related party and employee transactions	12 Months Ended
Dec. 31, 2020
Related party and employee transactions
Related party and employee transactions

18.         Related party and employee transactions

(a)	Amounts due from related parties

	December 31,	December 31,
	2019	2020
	US$	US$
Current:
Henan Hongguang Olympic Real Estate Co., Ltd.	84,031,006	90,330,257
Qingdao Huiju	84,455,456	56,469,394
Guangzhou Huanglong Information Technology Co., Ltd.	—	16,324,735
Xinzheng Meihang Network Technology Co., Ltd.	22,578,925	2,789,265
Madison Development Limited	—	33,231,243
Suzhou Wanzhuo's non-controlling interest holders	—	20,160,872
Taicang Pengchi's non-controlling interest holders	—	12,129,962
Others	9,692,236	2,005,731
Total current amounts due from related party	200,757,623	233,441,459

Non current:
Madison Development Limited	27,739,567	—
Suzhou Wanzhuo’s non-controlling interest holders	18,856,638	—
Taicang Pengchi’s non-controlling interest holders	24,624,693	—
Suzhou Yefang’s non-controlling interest holders	11,466,128	12,259,192
Others	—	2,674,370
Total non-current amounts due from related party	82,687,026	14,933,562
Total	283,444,649	248,375,021

As of December 31, 2019 and December 31, 2020, the balances due from Qingdao Huiju, the Company’s equity method investee, are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

As of December 31, 2020, the balances due from Guangzhou Huanglong Information Technology Co., Ltd., a wholly-owned subsidiary of the Company’s equity method investee, are related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest and expected to be repaid in one year.

Henan Hongguang Olympic Real Estate Co., Ltd. (“Henan Hongguang”) is the non-controlling shareholder of Henan Renxin (Note1), one of the Company’s subsidiaries. As of December 31, 2020, the balance due from Henan Hongguang is related to advances for operational needs without any fixed payment terms. This balance is unsecured, bears no interest, and is expected to be repaid in one year.

Xinzheng Meihang Network Technology Co., Ltd. (“Meihang”) is the non-controlling shareholder of Zhengzhou Hangmei Technology Development Co., Ltd. (“Zhengzhou Hangmei”), one of the Company's subsidiaries. As of December 31, 2019, and December 31, 2020, the balances due from Meihang are US$22,578,925 and US$2,789,265, respectively, which have a three year payment term, and bear interest at 11.5%. In 2020, the Company received interest amounting to nil. Accrued interest amounted to nil and nil as of December 31, 2019 and December 31, 2020, respectively.

As of December 31, 2020, the balance due from Madison Development Limited, an equity method investee, amounting to US$33,231,243 is related to advances for operational needs. This balance is unsecured, bears interest at 15%, and has no fixed repayment term. Accrued interest amounted to US$5,491,676 as of December 31, 2020.

On September 12, 2017, the Company sold 80% of its equity interest in Suzhou Wanzhuo to four non-affiliated passive investors for an aggregate cash consideration of US$23,687,327. Pursuant to the updated articles of association, the Company still exercises control over the relevant principal activities of Suzhou Wanzhuo and therefore, continues to consolidate it in its financial statements. As of December 31, 2020, the balances due from the non-controlling interest holders amounting to US$20,160,872 are related to advances for working capital funds. The balances are in the form of an unsecured interest bearing loan, which has no fixed payment terms, and bears interest at 4.75%. Accrued interest is immaterial as of December 31, 2020.

On December 1, 2017, the Company together with seven other non-affiliated companies acquired 100% of Taicang Pengchi for an aggregate cash consideration of US$28,836,311. The Company accounted for the acquisition of Taicang Pengchi as an asset acquisition because the only asset of Taicang Pengchi is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Taicang Pengchi and therefore, consolidates it in its financial statements. As of December 31, 2020, the balance due from the non-controlling interest holders amounting to US$12,129,962 are related to advances for working capital funds. This balance is unsecured and bears no interest.

As of December 31, 2020, the balance due from Suzhou Yefang amounting to US$12,259,192 is related to advances for working capital funds. This balance is unsecured, bears no interest, and is expected to be repaid over one year.

In evaluating the collectability of the amounts due from related parties balance, the Group considers many factors, including the related parties’ repayment history and their credit-worthiness. An allowance for doubtful accounts is made when collection of the full amount is no longer probable. For the periods presented, based on management’s evaluation, no allowance of credit loss was provided.

(b)         Amounts due to related party

	December 31,	December 31,
	2019	2020
	US$	US$
Current:
Suzhou Yefang’s non-controlling interest holders	1,496,762	1,632,968
Suzhou Wanzhuo's non-controlling interest shareholders	15,997,603	16,272,639
Xinzheng Meihang Network Technology Co., Ltd.	27,133,055	2,632,678
Henan Qingning Apartment Management Co., Ltd.	—	444,409
Others	9,054,876	10,529,235
Total current amounts due to related party	53,682,296	31,511,929
Non current:
Henan Qingning Apartment Management Co., Ltd.	—	10,728,133
Total	53,682,296	42,240,062

As of December 31, 2019 and December 31, 2020, Suzhou Wanzhuo’s non-controlling interest shareholders advanced US$11,397,546 and US$2,397,436 of working capital funds in aggregate to Suzhou Wanzhuo in the form of an unsecured interest-bearing loan, which has no fixed payment terms, and bears annual interest from 4.25% to 4.75%, respectively. Accrued interest amounted to US$3,131,821 and US$10,981,256 as of December 31, 2019 and December 31, 2020, respectively. The remaining advance amounting to US$2,893,947 for shareholder service is unsecured, bears no interest, and is expected to be paid in one year.

On June 6, 2018, the Company together with 4 other non-affiliated companies acquired 100% of Suzhou Yefang for an aggregate cash consideration of US$15,615,240. The Company accounted for the acquisition of Suzhou Yefang as an asset acquisition because the only asset of Suzhou Yefang is the land. Pursuant to the articles of association, the Company exercises control over the relevant significant activities of Suzhou Yefang and therefore, consolidates it in its financial statements.

Meihang is the non-controlling shareholder of Zhengzhou Hangmei, one of the Company’s subsidiaries. As of December 31, 2019, and December 31, 2020, Meihang advanced US$27,133,055 and US$2,632,678 of working capital funds to Zhengzhou Hangmei in the form of an unsecured interest (10%) bearing loan with a three year payment term. In 2020, the Company repaid interest amounting to nil. Accrued interest amounted to nil and nil as of December 31, 2019 and December 31, 2020, respectively.

(c)         Amounts due from employees

	December 31,	December 31,
	2019	2020
	US$	US$
Advances to employees	2,350,852	529,055

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.

(d)         Others

In 2018, the Company sold a small percentage of the equity interests (ranging from 0.50% to 5.54%) in eight real estate project companies to senior management and employees for a total consideration of US$8,720,772. In 2019, the Company sold an additional percentage of the equity interests in the eight real estate project companies to senior management and employees for a total consideration of US$604,914 and the total sold equity interests ranges from 0.57% to 5.59% as of December 31, 2019. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

In 2019, the Company sold 6.03% of the equity interests in one real estate project company to senior management and employees for a total consideration of US$1,300,135. According to the equity transfer agreement, the Company is obligated to repurchase the equity interest back from management. Therefore, the non-controlling interest is mandatorily redeemable and is accounted for as a liability.

On June 24, 2017, Beijing Wanzhong, one of the Company’s subsidiaries, invested US$2,142,573 in the Xin Future No.1 Private Equity Fund. The fund is operated by Beijing Xinyuan Future Investment Management Limited, an investment company controlled by the Company’s senior management. Management accounted for this investment at fair value using the net asset value practical expedient. The Company can redeem its investment on the last trading day of each quarter by providing written notice in advance. On September 26, 2018, the Company redeemed its investment resulting in US$59,970 gain recorded in net realized gain on short-term investments during the year ended December 31, 2018.

In 2020, the Company sold 6.03% of the equity interests in one real estate project company to senior management and employees for a total consideration of US$1,300,135. According to the equity transfer agreement, as this arrangement is a form of an incentive plan, the Company is obligated to repurchase the equity interest back from senior management and employees.

For the year ended December 31, 2020, total directors’ remuneration amounted to US$6,447,214(2018: US$7,056,388; 2019: US$7,036,954).